World Omni Auto Receivables Trust 2006-A		EXHIBIT 99.1
Monthly Servicer Certificate
July 31, 2006

Dates Covered
Collections Period	07/01/06 - 07/31/06
Interest Accrual Period	07/17/06 - 08/15/06
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 6/30/06	817,015,290.97	50,886
Principal Payments	28,217,770.91	929
Defaulted Receivables	796,725.35	44
Repurchased Accounts	0.00	0

Pool Balance at 7/31/06	788,000,794.71	49,913

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471

Delinquent Receivables:
Past Due 31-60 days	7,450,667.97	502
Past Due 61-90 days	1,877,020.54	119
Past Due 91 + days	637,088.84	41

Total	9,964,777.35	662

Total 31+ Delinquent as % Ending Pool Balance	1.26%

Recoveries	434,860.92

Aggregate Net Losses - July 2006	361,864.43

Overcollateralization Target Amount	15,760,015.89
Actual Overcollateralization	15,760,015.89

Weighted Average APR	8.67%
Weighted Average Remaining Term	55.17

Flow of Funds	$ Amount
Collections	34,463,172.34
Advances	19,587.12
Investment Earnings on Cash Accounts	160,724.97
Excess Maximum Negative Carry Amount	-
Servicing Fee	(680,846.08)

Available Funds	33,962,638.35

Uses of Cash
(1) Class A Interest	3,165,339.76
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.97
(4) Second Priority Principal Distributable Amount	12,674,190.45
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	15,760,015.88
(7) Distribution to Certificateholders	2,184,546.29

Total Uses of Cash	33,962,638.35

Servicing Fee	680,846.08
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	41,362,000.00

Total Class A & B
Note Balance @ 6/30/06	800,674,985.16
Principal Paid	28,434,206.33
Note Balance @ 7/31/06	772,240,778.83

Class A-1
Note Balance @ 6/30/06	55,312,985.16
Principal Paid	28,434,206.33
Note Balance @ 7/31/06	26,878,778.83
Note Factor @ 7/31/06	13.7136627%

Class A-2
Note Balance @ 6/30/06	216,000,000.00
Principal Paid	-
Note Balance @ 7/31/06	216,000,000.00
Note Factor @ 7/31/06	100.0000000%

Class A-3
Note Balance @ 6/30/06	331,000,000.00
Principal Paid	-
Note Balance @ 7/31/06	331,000,000.00
Note Factor @ 7/31/06	100.0000000%

Class A-4
Note Balance @ 6/30/06	157,000,000.00
Principal Paid	-
Note Balance @ 7/31/06	157,000,000.00
Note Factor @ 7/31/06	100.0000000%

Class B
Note Balance @ 6/30/06	41,362,000.00
Principal Paid	-
Note Balance @ 7/31/06	41,362,000.00
Note Factor @ 7/31/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,343,885.73
Interest Carryover Shortfall	0.00
Total Principal Paid	28,434,206.33

Total Paid	31,778,092.06

Class A-1
Coupon	4.85490%
Interest Paid	216,323.09
Interest Carryover Shortfall	0.00
Principal Paid	28,434,206.33

Total Paid to A-1 Holders	28,650,529.42

Class A-2
Coupon	5.05000%
Interest Paid	909,000.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	909,000.00

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.97
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.97

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5521784
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.2053900

Total Distribution Amount	33.7575684

A-1 Interest Distribution Amount	1.1036892
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	145.0724813

Total A-1 Distribution Amount	146.1761705

A-2 Interest Distribution Amount	4.2083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.2083333

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166667

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	445.74
Noteholders’ Principal Distributable Amount	554.26

Account Balances	$ Amount
Advances
Balance as of 6/30/06	122,411.45
Balance as of 7/31/06	141,998.57
Change	19,587.12

Reserve Fund
Balance as of 6/30/06	2,386,947.25
Investment Earnings	10,494.39
Prior Month’s Investment Earnings paid	(9,770.48)
Deposit	0.00
Balance as of 7/31/06	2,387,671.16
Change	723.91
Reserve Fund Requirement	2,377,176.77	`